Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$2,574	$1,759	$589	$1,928	$3,027	$1,042	$59	$112	$1,187	$12,277
Acquisitions	70	–	–	–	–	–	–	–	–	70
Dispositions	–	–	–	–	–	–	(30)	–	–	(30)
Currency translations	–	32	4	88	53	82	–	–	18	277
Balance at end of period	$2,644	$1,791	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services (1)	Insurance	Capital Markets (1)	Total
Balance at beginning of period	$2,557	$1,600	$577	$1,964	$2,768	$115	$60	$112	$1,101	$10,854
Acquisitions	17	–	–	33	–	880	–	–	–	930
Dispositions	–	–	–	–	(19)	–	–	–	–	(19)
Currency translations	–	159	12	(69)	278	47	(1)	–	86	512
Balance at end of period	$2,574	$1,759	$589	$1,928	$3,027	$1,042	$59	$112	$1,187	$12,277

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation. Refer to Note 27 for further details of our business segments.

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models
The terminal growth rates and
pre-tax
discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2023		August 1, 2022

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	11.7%	3.0%	11.0%	3.0%
Caribbean Banking	12.9	3.5	12.6	3.5
Canadian Wealth Management	12.5	3.0	11.8	3.0
Global Asset Management	12.5	3.0	11.8	3.0
U.S. Wealth Management (including City National)	12.5	3.0	12.8	3.0
International Wealth Management (2)	12.5	3.0	n.m.	n.m.
Investor Services	12.4	3.0	11.8	3.0
Insurance	12.4	3.0	11.6	3.0
Capital Markets	12.7	3.0	12.4	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	The recoverable amount for our International Wealth Management CGU was determined using a multiples-based approach in 2022.
n.m.	not meaningful

Summary of Carrying Amount of Other Intangible Assets
Other intangible assets

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Additions	81	179	–	–	1,134	1,394
Acquisition through business combination	–	31	–	–	–	31
Transfers	1,067	78	–	–	(1,145)	–
Dispositions	(509)	(145)	–	(160)	8	(806)
Impairment losses	(73)	–	–	(9)	(5)	(87)
Currency translations	68	17	28	144	38	295
Other changes	(115)	29	–	9	(33)	(110)
Balance at end of period	$5,595	$1,097	$1,658	$2,456	$1,532	$12,338
Accumulated amortization
Balance at beginning of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Amortization charge for the year	(1,009)	(146)	(160)	(172)	–	(1,487)
Dispositions	506	157	–	114	–	777
Impairment losses	(19)	–	–	–	–	(19)
Currency translations	(37)	(13)	(24)	(33)	–	(107)
Other changes	(7)	(44)	–	(6)	–	(57)
Balance at end of period	$(3,597)	$(658)	$(1,330)	$(846)	$–	$(6,431)
Net balance at end of period	$1,998	$439	$328	$1,610	$1,532	$5,907

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$4,886	$894	$1,474	$1,414	$1,236	$9,904
Additions	25	16	–	–	1,256	1,297
Acquisition through business combination	–	14	–	1,292	148	1,454
Transfers	1,121	76	–	–	(1,197)	–
Dispositions	(960)	(111)	–	(329)	(5)	(1,405)
Impairment losses	(16)	–	–	–	(11)	(27)
Currency translations	71	48	149	113	30	411
Other changes	(51)	(29)	7	(18)	78	(13)
Balance at end of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Accumulated amortization
Balance at beginning of period	$(2,979)	$(572)	$(885)	$(997)	$–	$(5,433)
Amortization charge for the year	(976)	(137)	(153)	(103)	–	(1,369)
Dispositions	959	109	–	315	–	1,383
Impairment losses	9	–	–	–	–	9
Currency translations	(36)	(31)	(98)	13	–	(152)
Other changes	(8)	19	(10)	23	–	24
Balance at end of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Net balance at end of period	$2,045	$296	$484	$1,723	$1,535	$6,083